Long-Term Debt - Summary of Long-term Debt (Parenthetical) (Detail)	Dec. 31, 2016
Medium-term Notes [Member]
Debt Instrument [Line Items]
Weighted-average interest rate	2.48%
Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Weighted-average interest rate	1.17%
Bank Notes [Member]
Debt Instrument [Line Items]
Weighted-average interest rate	1.57%